Intangible Assets, Net - Schedule of Intangible Asset, Net (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Intangible Asset, Net [Abstract]
Software	¥ 2,654,417	$ 370,801	¥ 2,400,217
Less: accumulated depreciation	(433,516)	(60,559)	(313,505)
Intangible assets, net	¥ 2,220,901	$ 310,242	¥ 2,086,712